Related Party Transactions - Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Balances with related parties
Amounts due from related parties	$ 1,367	$ 14,540	[1]
Amounts due to related parties	3,872	2,623	[1]
Borrowings outstanding balance	1,396,509	1,365,800
GasLog Carriers
Balances with related parties
Amounts due from related parties		9,259
Cool Pool
Balances with related parties
Amounts due from related parties	1,367	5,281
GasLog LNG Services
Balances with related parties
Amounts due to related parties	3,446	1,969
GasLog Ltd.
Balances with related parties
Amounts due to related parties	426	654
GasLog Ltd. | Revolving credit new sponsor facility
Balances with related parties
Amount of credit facility		30,000
Borrowings outstanding balance	$ 0	$ 0

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog Ltd. (“GasLog”) (Note 1).